Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of issued bond outstanding
A summary of issued bonds outstanding as of December 31, 2018, is as follows:

	Currency	Face value of outstanding bonds (in millions)	Coupon	Maturity	Outstanding amount ($ millions)
Industrial Activities

Euro Medium Term Notes:
CNH Industrial Finance Europe S.A. (1)	EUR	547	2.750%	March 18, 2019	$626
CNH Industrial Finance Europe S.A. (1)	EUR	432	2.875%	September 27, 2021	494
CNH Industrial Finance Europe S.A. (1)	EUR	75	1.625%	March 29, 2022	86
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.375%	May 23, 2022	573
CNH Industrial Finance Europe S.A. (1)	EUR	500	2.875%	May 17, 2023	573
CNH Industrial Finance Europe S.A. (1)	EUR	650	1.750%	September 12, 2025	744
CNH Industrial Finance Europe S.A. (1)	EUR	100	3.500%	November 12, 2025	114
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.875%	January 19, 2026	573
CNH Industrial Finance Europe S.A. (1)	EUR	50	3.875%	April 21, 2028	57
Other Bonds:
CNH Industrial N.V. (2)	USD	600	4.500%	August 15, 2023	600
CNH Industrial N.V. (2)	USD	500	3.850%	November 15, 2027	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(52)
Total Industrial Activities					$4,888
Financial Services
CNH Industrial Capital LLC	USD	500	3.375%	July 15, 2019	$500
CNH Industrial Capital LLC	USD	600	4.375%	November 6, 2020	600
CNH Industrial Capital LLC	USD	500	4.875%	April 1, 2021	500
CNH Industrial Capital LLC	USD	400	3.875%	October 15, 2021	400
CNH Industrial Capital LLC	USD	500	4.375%	April 5, 2022	500
CNH Industrial Capital LLC	USD	500	4.200%	January 15, 2024	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(10)
Total Financial Services					$2,990
(1) Bond listed on the Irish Stock Exchange
(2) Bond listed on the New York Stock Exchange
A summary of total debt as of December 31, 2018 and 2017, is as follows:

	2018			2017
	Industrial Activities	Financial Services	Total	Industrial Activities	Financial Services	Total
	(in millions)

Total Bonds	$4,888	$2,990	$7,878	$5,810	$3,075	$8,885
Asset-backed debt	—	11,268	11,268	3	12,025	12,028
Other debt	323	4,976	5,299	648	4,334	4,982
Intersegment debt	1,136	1,202	—	982	1,641	—
Total Debt	$6,347	$20,436	$24,445	$7,443	$21,075	$25,895

Schedule of minimum annual repayments of debt
A summary of the minimum annual repayments of debt as of December 31, 2018, for 2019 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2019	$786	$9,661	$10,447
2020	38	4,454	4,492
2021	515	2,595	3,110
2022	678	1,478	2,156
2023	1,184	327	1,511
2024 and thereafter	2,010	719	2,729
Intersegment	1,136	1,202	—
Total	$6,347	$20,436	$24,445